Investment Strategy	Jan. 31, 2025
SA BlackRock Multi-Factor 70/30 Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]
The Portfolio attempts to achieve its investment goals by investing in a combination of equity and fixed income securities. Under normal circumstances, the Portfolio intends to invest approximately 70% of its assets in equity securities and approximately 30% of its assets in fixed income securities, although the Portfolio’s allocation to equity securities may range from approximately 60%‑80% of its assets and its allocation to fixed income securities may range from approximately 20%‑40% of its assets. The Portfolio will obtain exposure to equity and fixed income securities by investing all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser.
The equity securities in which the Portfolio intends to invest, or obtain exposure to through investments in ETFs, include, among other things, common stock, preferred stock, depositary receipts, rights and warrants.
The fixed income securities in which the Portfolio intends to invest, or obtain exposure to through investments in ETFs, include, among other things, corporate debt instruments, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, government-related bonds, and U.S. government securities. The Portfolio may invest in, or obtain exposure to, fixed income securities that are rated investment grade. The Portfolio may also invest up to 15% of its net assets in, or obtain exposure to, below investment grade (commonly referred to as high-yield or “junk” bonds). The Portfolio may invest in, or obtain exposure to, fixed income securities of any maturity or duration.
The securities and other financial instruments in which the Portfolio intends to invest, or obtain exposure to, may be those of U.S. or foreign issuers, including emerging markets, and may be denominated in U.S. dollars or foreign currencies.
The Portfolio places an emphasis on managing risk relative to its benchmark index, which is comprised of the following: 70% MSCI World Index and 30% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”). To manage the Portfolio’s risk relative to the Blended Index, the subadviser intends to dynamically adjust the Portfolio’s exposure as required by the Portfolio’s risk management parameters. These risk management parameters include restrictions designed to limit how far the Portfolio’s expected returns are permitted to deviate from those of the Blended
Index. Such restrictions may result in the Portfolio having returns that track the Blended Index more consistently and more closely than would otherwise be the case. These restrictions may prevent a significant deviation from the returns of the Blended Index, but may also limit the Portfolio’s ability to outperform the returns of the Blended Index.
The ETFs in which the Portfolio invests utilize a variety of investment strategies.
◾
Factor Rotation Strategy: This strategy involves the use of a proprietary model that focuses on five commonly-used equity style factors (momentum (i.e., whether a company’s share price is trending up or down), quality, value, size and minimum volatility) and dynamically allocates the factors, emphasizing those factors that the ETF’s investment adviser believes have the strongest near-term return prospects.

The eligible universe of securities that are part of the model includes U.S. and non‑U.S. listed common stock of large- and mid‑capitalization companies, although the strategy may invest in companies of any market capitalization. The model begins with an equal-weighted allocation across the five equity style factors. The model then incorporates information about the current economic cycle as well as the valuations and recent trends for each factor to compare the relative attractiveness of each factor and to guide the portfolio to tilt into favorable factors and away from unfavorable factors in pursuit of incremental returns. The model may allocate a maximum of 35% of the equity portion of an ETF’s assets in securities solely assigned to any single style factor but this allocation may fluctuate and exceed 35% due to market movement.
The model allows for a company to be included under more than one of the five equity style factors rather than being solely assigned to a single style factor. Each ETF will hold equity securities of those companies that fall into at least one of the five equity style factors. The ETF’s investment adviser implements buy and sell decisions for securities based on model rebalances, which generally occur monthly, to reflect current views of the style factor exposures for each security and the relative attractiveness of each style factor.
◾
Systematic Bond Index Strategy: This strategy seeks to track a proprietary index by allocating the ETF’s portfolio across four asset classes: U.S. dollar-denominated U.S. Treasuries, Mortgage-Backed Securities, Investment Grade and High Yield Corporates. The allocations are determined relative to a broad “starting universe” consisting of the aforementioned components, as well as the following U.S. dollar-denominated components: U.S. Agencies, Investment Grade Foreign Government-related Bonds, Investment Grade Eurodollar Bonds, and Investment Grade 144A Bonds. At the start of each rebalance, a 12.5% overweight is allocated to the high yield corporate bond component relative to the starting universe. This overweight is tactically adjusted up or down based on the index provider’s assessment of the prevailing economic regime. Security selection is applied across corporate securities by screening potential investments for credit quality with a tilt toward credit value. Finally, the index provider classifies the prevailing interest rate environment as either “falling” or “rising” via a rates momentum signal and, based on this classification, sets a target duration for the allocation relative to the starting universe. Optimization within the U.S. treasuries component is utilized to achieve the desired duration while also seeking to overweight undervalued bonds and minimize transaction costs. The underlying index is rebalanced monthly.

◾
Passive Bond Index Strategy: This strategy seeks to track the investment results of an index composed of the total U.S. investment-grade bond market. The underlying index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the U.S. This strategy uses a representative sampling indexing strategy.

As noted above, the subadviser intends to dynamically adjust the Portfolio’s exposure as required by the Portfolio’s risk management parameters. As a result, the Portfolio may not have exposure to all of the above-described investment strategies at all times. The subadviser may, in its discretion, make changes to its techniques or investment approach from time to time. The subadviser may engage in frequent and active trading of portfolio securities to achieve the Portfolio’s investment goals.